SASCO 2006-S2

Credit Risk Management Report

September 2006

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security. The Report is based upon information provided to Clayton Fixed Income Services Inc. by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Table of Contents

Section One             Executive Summary

Section Two             Loan-Level Report

Section Three           Prepayment Penalty Analysis

Section Four            Loss Report

Section Five            Analytics

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section One

Executive Summary

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2
Executive Summary
September 2006

Transaction Summary

Closing Date:                   05/26/2006
Depositor:                      Structured Asset Securities Corporation
Trustee(s):                     CitiBank
Servicer(s):                    Aurora Loan Services
Delinquency Reporting Method:   OTS1

Collateral Summary
                        Closing Date    8/31/20062      8/31/2006 Balance as a
                                                        Percentage of Closing
                                                        Date Balance

Collateral Balance      $657,614,218    $585,206,137    88.98 %

Loan Count              13,391          12,076          90.18 %

1 OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
2 These figures are based upon information provided to Clayton Fixed Income Services Inc. by the servicers on a monthly basis.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Value Added

Total Value Added for SASCO 2006-S2 as of 9/25/2006

        Issues          Amount Recovered
        0               $0

Collateral Statistics
                                Loan Count      Summed Balance
First Payment Defaults          19              $1,367,828
Early Payment Defaults*         130             $9,620,449

* A default that occurs on the second or third scheduled payment.

Second Lien Statistics
                                        Loan Count      Summed Balance
Total Outstanding Second Lien Loans     12,227          $593,123,314
30+ Days Delinquent                     179             $11,294,225
60+ Days Delinquent                     91              $6,540,820
90+ Days Delinquent                     60              $4,438,409

Prepayments

Remittance      Beginning Collateral    Total Prepayments       Percentage of
Date            Balance                                         Prepayment

9/25/2006       $604,749,560            $19,268,273             3.18
8/25/2006       $625,782,952            $20,679,801             3.30
7/25/2006       $645,201,114            $19,155,575             2.97

Prepayment Penalty Analysis

For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.

Total Cash Flows

Remittance      Amount Remitted         Amount Remitted         Difference
Date            to the Trust            by the Servicers

9/25/2006       $5,334                  $5,334                  $0

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Loss Analysis

Loss Issues for Current Month

For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.

Remittance      Losses Remitted         Number of Loan-Level
                to the Trust            Losses/Gains

9/25/2006       $0                      0

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Two

Loan-Level Report

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Loan-Level Report Definitions

FICO : Represents the borrower's credit score at the time of securitization/origination.

Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower. Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.

Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed Income Services Inc.'s internal formulas. Several value appraisals may exist for a believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.

Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.

Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that experience if it liquidates on the Liquidation Date.

Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
C: The contractually due payment arrived on time.
3: The contractually due payment had not arrived within thirty days.
6: The contractually due payment had not arrived within sixty days.
9: The contractually due payment had not arrived within ninety days.
F: The property is in the process of foreclosure.
R: The property is real estate owned (REO).
0: The mortgage has either liquidated or been paid off.

Delinquency Method: The delinquencies for this security are calculated according to the OTS method: a current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Loan-Level Report
Mortgage Data Through: August 31, 2006

Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$0 8242191 DC
711
1/1/2006
6/1/2006
Int. Est. 11.66%
0.00% 0.00%
10/1/2007 CC00
Monitor
$270,000
$208,216
$31,500
$0 3/31/2006
Default Reason: (Unknown)
$168,000
80.68%
9/29/2006 This junior lien was paid in full out of current status in the 8/25/2006 remittance, with an active prepayment penalty but a penalty was not remitted. Clayton checked the state statutes and could not find a reason why this penalty would be prohibited. Clayton asked the servicer to explain why a penalty was not remitted. We are awaiting a response.
$40,883 8242244 NH
689
1/1/2006
4/1/2006
BPO 10.00%
12.98% 99.71%
6/1/2007 C369
Monitor
$410,000
$314,900
$41,000
$40,883 8/28/2006
Default Reason: (Unknown)
$328,000
117.14%
9/27/2006 According to the most recent valuation, the property securing this junior lien is valued at $314,900, a $95,100 or 23 percent decline in nine months. The property is located in an area which incurred severe storms, tornadoes, straight line winds, and flooding from 6/21/2006 to 6/23/2006. Clayton asked the servicer if the value decline is a result of damage caused by the severe storms and if not if the servicer can please explain the value decline. We are awaiting a response.
$0 8242398 AZ
786
12/1/2005
6/1/2006
Int. Est. 19.38%
0.00% 0.00%
11/1/2007 CC00
Monitor
$325,000
$256,248
$63,000
$0 3/31/2006
Default Reason: (Unknown)
$252,000
98.34%
9/29/2006 This junior lien was paid in full out of current status in the 8/25/2006 remittance, with an active prepayment penalty but a penalty was not remitted. Clayton checked the state statutes and could not find a reason why this penalty would be prohibited. Clayton asked the servicer to explain why a penalty was not remitted. We are awaiting a response.
$199,716 8243378 VA
634
2/1/2006
3/1/2006
BPO 19.98%
24.50% 99.95%
3/1/2007 3699
Monitor
$1,000,000
$815,000
$199,800
$199,716 7/14/2006
Default Reason: (Unknown)
$799,200
122.56%
10/3/2006 According to a third party website, the estimated value for the property securing this loan is higher than the most recent BPO (based on comparables). Clayton will continue to monitor the property valuations for this loan.
9/1/2006 According to the most recent valuation, this property is valued at $815,000, a $185,000 or 19 percent decline in seven months. According to a third party resource the average property value of this area is $822,774 and the subject property is not superior to others in the area. Clayton will continue to research this value decline.
6/29/2006 This loan has been added to the Watchlist because it is an early payment default.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Loan-Level Report
Mortgage Data Through: August 31, 2006

Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$18,798 8243707 CA
701
2/1/2006
3/1/2006
BPO 14.98%
13.66% 28.96%
6/1/2007 3699
Monitor
$433,000
$474,500
$64,891
$64,841 8/3/2006
Default Reason: (Unknown)
$346,050
86.59%
9/1/2006 The borrower for this loan is now 90-days delinquent. Clayton estimates that there sufficient equity to pursue foreclosure from the junior lien position. Clayton will continue to monitor the servicer's action on this loan. 6/29/2006 This loan has been added to the Watchlist because it is an early payment default.
$9,441 8245939 TN
701
3/1/2006
3/1/2006
BPO 19.24%
17.12% 26.24%
4/1/2007 36C9
Monitor
$187,000
$210,000
$35,980
$35,968 7/3/2006
Default Reason: (Unknown)
$143,820
85.61%
9/27/2006 The borrower for this loan is now over 150-days delinquent. Clayton estimates that there sufficient equity to pursue foreclosure from the junior lien position. Clayton will continue to monitor the servicer's action on this loan.
8/31/2006 Clayton will remove this loan from the Watchlist because it is current.
6/29/2006 This loan has been added to the Watchlist because it is a second payment default.
$130,075 8248055 IL
725
4/1/2006
4/1/2006
BPO 25.00%
40.46% 61.21%
3/1/2008 C369
Monitor
$850,000
$525,000
$212,500
$212,457 8/9/2006
Default Reason: (Unknown)
$315,100
100.48%
10/3/2006 According to a third party website, the value of the property securing this loan is higher than the most recent BPO (based on comparable homes). Clayton will continue to monitor the value decline and will await a response from the servicer regarding the value decline.
9/27/2006 According to the most recent valuation, the property securing this junior lien is valued at $525,000, a $325,000 or 38 percent decline in six months. Clayton asked the servicer to please explain the value decline. We are awaiting a response.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Loan-Level Report
Mortgage Data Through: August 31, 2006

Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$20,481 8250469 NY
705
1/1/2006
3/1/2006
BPO 14.23%
15.59% 14.02%
11/1/2007 9699
Monitor
$1,026,000
$935,000
$146,000
$145,788 8/7/2006
Default Reason: (Unknown)
$650,000
85.11%
9/27/2006 According to a BPO dated 8/7/2006, which valued the property securing this junior lien at $935,000, the property value has declined by $91,000 or 9 percent, since origination. Clayton will continue to monitor the value decline on this property because this loan was originated with no documentation and was a second payment default.
8/31/2006 The LIPD on this loan has not advanced since the 6/1/2006 payment. Clayton will continue to monitor this loan because it is an early payment default.
8/2/2006 The LIPD on this loan advanced on the 6/1/2006 payment date.
6/29/2006 This loan has been added to the Watchlist because it is a second payment default. Additionally, a valuation performed on 4/30/2006 indicates that the property value has declined $146,000, or 14 percent. The loan was originated as a rate/term refinance on a two-unit property with no documentation.
$34,467 8250679 GA
674
1/1/2006
3/1/2006
BPO 15.00%
26.51% 99.90%
4/1/2007 3699
Monitor
$230,000
$130,000
$34,500
$34,467 8/24/2006
Default Reason: (Unknown)
$156,000
146.51%
8/31/2006 Clayton is still awaiting a copy of original appraisal and most recent BPO to review this loan as a possible repurchase candidate.
8/1/2006 This loan has been added to the Watchlist because it is an early payment default. Additionally, this loan was originated using no documentation on an investment property. Based on the most recent valuation the property has declined in value by $120,000 or 52 percent. Third party sources indicate that the BPO is accurate. Clayton has requested a copy of the original appraisal and most recent BPO to review this loan for fraud.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Three

Prepayment Penalty Analysis

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Prepayment Penalty Analysis

Trustee Remittance Date: September 25, 2006

Total Cash Flows

Trustee Remittance Date
                     9/25/2006 8/25/2006 7/25/2006 6/25/2006 5/25/2006 4/25/2006

Amount Remitted
to the Trust         $5,334     $3,193    $4,180    $0        $0        $0

Amount Remitted
by the Servicers     $5,334     $3,193    $4,180    $0        $0        $0

Difference           $0         $0        $0        $0        $0        $0


Total Collections by the Servicers

Total Paid-Off
Loans              203        392       381       126         0         0

Total Paid-Off
Loans with
Prepayment Flags     1          4         2         0         0         0

Exceptions

Expired Prepayment
Clauses (as stated
in the Note)         0          0         0         0         0         0

Liquidated out
of REO Status        0          0         0         0         0         0

Acceleration of
Debt                 0          0         0         0         0         0

Loss Mitigation
(Short Sales,
Charge Offs)         0          0         0         0         0         0

Documentation
Issues Preventing
the Collection of
Prepayment
Penalties            0          0         0         0         0         0

Other - Actions
Preventing the
Collection of
Prepayment
Penalties            0          0         0         0         0         0

Total Paid-Off
Loans with Active
Prepayment Flags     1          4         2         0         0         0


Other Exceptions

Paid-Off Loans that
Did Not Have
Penalties Collected
because of State
Statutes             0          0         0         0         0         0

Paid-Off Loans with
Active Prepayment
Flags that Did Not
Have Penalties
Remitted             0          2         0         0         0         0


Aggregate Paid-Off Loans

Loans with Active
Prepayment Flags
with Penalties
Remitted             1          2         2         0         0         0

Loans without
Prepayment Flags
or with Expired
Flags with Penalties
Remitted             0          0         1         0         0         0

Total Loans with
Penalties Remitted   1          2         3         0         0         0

Total Loans with
Penalties Remitted
to the Total
Paid-Off Loans       0.49%      0.51%     0.79%         0         0         0

Penalties Remitted
for loans with
Active Prepayment
Flags                100.00%   50.00%    100.00%       N/A       N/A       N/A

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Paid-Off Mortgages With Prepayment Flags
Trustee Remittance Date: September 25, 2006

Loan            Delinquency     Origination     Years to        Expiration
Number  State   History         Date            Expiration      Date
8245795 CA      CCC0            8/25/2005       3               08/25/2008


Loan            Payoff          PPP             % of PPP to     Comments
Number          Amount          Remitted        Payoff Amount
8245795         $83,533         $3,341          4%

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Additional Funds Remitted
Trustee Remittance Date: September 25, 2006

Servicer                Delinquency     Origination  Years To     Expiration
Number    State         String          Date         Expiration   Date
8245756   CA            CCC0            12/12/2005   2            12/12/2007

Payoff    Cur. Fund     Total PPP       % of PPP to     Comment
Amount    Remitted      Remitted        Payoff Amount   Remitted-Incorrectly
$47,702   $1,993        $3,986          8%

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Outstanding Issues
Trustee Remittance Date: September 25, 2006

Loan              Delinquency   Origination     Years to        Expiration
Number    State   History       Date            Expiration      Date
8242398   AZ      CC00          10/27/2005      1               10/27/2006
8245756   CA      CCC0          12/12/2005      2               12/12/2007
8242191   DC      CC00          11/23/2005      3               11/23/2008

Payoff    Cur. Funds    Total PPP       % of PPP to
Amount    Remitted      Remitted        Payoff Amount   Comment
$62,790   $0            $0              0%              Awaiting response
$47,702   $1,993        $3,986          4%              Remitted-Incorrectly
$31,389   $0            $0              0%              Awaiting response

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Four

Loss Report

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Historical Monthly Losses
Losses Through: August 31, 2006

Date            Loan Loss Amount        Loss Percentage

9/25/2006       $0                      0.00%
8/25/2006       $0                      0.00%
7/25/2006       $0                      0.00%
6/25/2006       $0                      0.00%

Totals:         $0                      0.00%


*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Five

Analytics

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 FICO Distribution by Status
Mortgage Data Through: August 31, 2006
FICO    Delinquency     Percentage
550     Current         0
560     Current         0
560     Delinquent      0.003
570     Current         0
580     Current         0.002
580     Delinquent      0.006
580     Paid Off        0.001
590     Current         0.002
590     Delinquent      0.015
600     Current         0.003
600     Delinquent      0.012
600     Paid Off        0.003
610     Current         0.003
610     Delinquent      0.009
610     Paid Off        0.002
620     Current         0.013
620     Delinquent      0.051
620     Paid Off        0.01
630     Current         0.032
630     Delinquent      0.057
630     Paid Off        0.022
640     Current         0.044
640     Delinquent      0.072
640     Paid Off        0.034
650     Current         0.054
650     Delinquent      0.084
650     Paid Off        0.048
660     Current         0.07
660     Delinquent      0.06
660     Paid Off        0.053
670     Current         0.086
670     Delinquent      0.093
670     Paid Off        0.078
680     Current         0.078
680     Delinquent      0.093
680     Paid Off        0.08
690     Current         0.074
690     Delinquent      0.093
690     Paid Off        0.064
700     Current         0.066
700     Delinquent      0.069
700     Paid Off        0.074
710     Current         0.063
710     Delinquent      0.06
710     Paid Off        0.05
720     Current         0.059
720     Delinquent      0.03
720     Paid Off        0.059
730     Current         0.054
730     Delinquent      0.039
730     Paid Off        0.063
740     Current         0.048
740     Delinquent      0.03
740     Paid Off        0.059
750     Current         0.047
750     Delinquent      0.03
750     Paid Off        0.039
760     Current         0.039
760     Delinquent      0.021
760     Paid Off        0.051
770     Current         0.053
770     Delinquent      0.027
770     Paid Off        0.058
780     Current         0.043
780     Delinquent      0.015
780     Paid Off        0.059
790     Current         0.032
790     Delinquent      0.003
790     Paid Off        0.046
800     Current         0.02
800     Delinquent      0.015
800     Paid Off        0.033
810     Current         0.011
810     Paid Off        0.015
820     Current         0.002
820     Delinquent      0.003
820     Paid Off        0.003
830     Current         0
830     Paid Off        0.001
840     Current         0

Status          # of Loans      Average Std. Deviation
Current         11,897          705     49.023
Delinquent      330             681     47.001
Paid Off        1,164           714     49.822
Total:          13,391

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 FICO Distribution by Status
Mortgage Data Through: August 31, 2006

FICO    Delinquency     Percentage
550     Current         0
560     Current         0
560     Delinquent      0.003
570     Current         0
580     Current         0.002
580     Delinquent      0.006
580     Paid Off        0.001
590     Current         0.002
590     Delinquent      0.015
600     Current         0.003
600     Delinquent      0.012
600     Paid Off        0.003
610     Current         0.003
610     Delinquent      0.009
610     Paid Off        0.002
620     Current         0.013
620     Delinquent      0.051
620     Paid Off        0.01
630     Current         0.032
630     Delinquent      0.057
630     Paid Off        0.022
640     Current         0.044
640     Delinquent      0.072
640     Paid Off        0.034
650     Current         0.054
650     Delinquent      0.084
650     Paid Off        0.048
660     Current         0.07
660     Delinquent      0.06
660     Paid Off        0.053
670     Current         0.086
670     Delinquent      0.093
670     Paid Off        0.078
680     Current         0.078
680     Delinquent      0.093
680     Paid Off        0.08
690     Current         0.074
690     Delinquent      0.093
690     Paid Off        0.064
700     Current         0.066
700     Delinquent      0.069
700     Paid Off        0.074
710     Current         0.063
710     Delinquent      0.06
710     Paid Off        0.05
720     Current         0.059
720     Delinquent      0.03
720     Paid Off        0.059
730     Current         0.054
730     Delinquent      0.039
730     Paid Off        0.063
740     Current         0.048
740     Delinquent      0.03
740     Paid Off        0.059
750     Current         0.047
750     Delinquent      0.03
750     Paid Off        0.039
760     Current         0.039
760     Delinquent      0.021
760     Paid Off        0.051
770     Current         0.053
770     Delinquent      0.027
770     Paid Off        0.058
780     Current         0.043
780     Delinquent      0.015
780     Paid Off        0.059
790     Current         0.032
790     Delinquent      0.003
790     Paid Off        0.046
800     Current         0.02
800     Delinquent      0.015
800     Paid Off        0.033
810     Current         0.011
810     Paid Off        0.015
820     Current         0.002
820     Delinquent      0.003
820     Paid Off        0.003
830     Current         0
830     Paid Off        0.001
840     Current         0

Status          # of Loans      Average Std. Deviation
Current         11,897          705     49.023
Delinquent      330             681     47.001
Paid Off        1,164           714     49.822
Total:          13,391

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 FICO Distribution by Status
Mortgage Data Through: August 31, 2006
FICO    Delinquency     Percentage
550     Current         0
560     Current         0
560     Delinquent      0.003
570     Current         0
580     Current         0.002
580     Delinquent      0.006
580     Paid Off        0.001
590     Current         0.002
590     Delinquent      0.015
600     Current         0.003
600     Delinquent      0.012
600     Paid Off        0.003
610     Current         0.003
610     Delinquent      0.009
610     Paid Off        0.002
620     Current         0.013
620     Delinquent      0.051
620     Paid Off        0.01
630     Current         0.032
630     Delinquent      0.057
630     Paid Off        0.022
640     Current         0.044
640     Delinquent      0.072
640     Paid Off        0.034
650     Current         0.054
650     Delinquent      0.084
650     Paid Off        0.048
660     Current         0.07
660     Delinquent      0.06
660     Paid Off        0.053
670     Current         0.086
670     Delinquent      0.093
670     Paid Off        0.078
680     Current         0.078
680     Delinquent      0.093
680     Paid Off        0.08
690     Current         0.074
690     Delinquent      0.093
690     Paid Off        0.064
700     Current         0.066
700     Delinquent      0.069
700     Paid Off        0.074
710     Current         0.063
710     Delinquent      0.06
710     Paid Off        0.05
720     Current         0.059
720     Delinquent      0.03
720     Paid Off        0.059
730     Current         0.054
730     Delinquent      0.039
730     Paid Off        0.063
740     Current         0.048
740     Delinquent      0.03
740     Paid Off        0.059
750     Current         0.047
750     Delinquent      0.03
750     Paid Off        0.039
760     Current         0.039
760     Delinquent      0.021
760     Paid Off        0.051
770     Current         0.053
770     Delinquent      0.027
770     Paid Off        0.058
780     Current         0.043
780     Delinquent      0.015
780     Paid Off        0.059
790     Current         0.032
790     Delinquent      0.003
790     Paid Off        0.046
800     Current         0.02
800     Delinquent      0.015
800     Paid Off        0.033
810     Current         0.011
810     Paid Off        0.015
820     Current         0.002
820     Delinquent      0.003
820     Paid Off        0.003
830     Current         0
830     Paid Off        0.001
840     Current         0

Status          # of Loans      Average Std. Deviation
Current         11,897          705     49.023
Delinquent      330             681     47.001
Paid Off        1,164           714     49.822
Total:          13,391

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Mortgage Term Distribution by Status
Mortgage Data Through: August 31, 2006
Mortgage Term   Delinquency     Percentage
0               Current         0
180             Current         0.618
180             Delinquent      0.636
180             Paid Off        0.64
240             Paid Off        0.004
240             Delinquent      0.003
240             Current         0.005
360             Current         0.377
360             Delinquent      0.355
360             Paid Off        0.359

# of Loans      Other   120     180     240     360
13,391          1       0       8,302   63      5025

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Mortgage Purpose Distribution
Mortgage Data Through: August 31, 2006


Origination Statistics                  Current Loans

Purpose         Number  Percentage      Purpose         Number  Percentage

Cash-out                                Cash-out
refinance       1,330   9.9%            refinance       1,200   10.1%

Purchase        11,659  87.1%           Purchase        10,329  86.8%

Rate/term                               Rate/term
refinance       402     3.0%            refinance       368     3.1%

Home                                    Home
Improvement     0       0.0%            Improvement     0       0.0%

Other           0       0.0%            Other           0       0.0%

Total           13,391  100%            Total           11,897  100%



Delinquent Loans                        Paid Off Loans

Purpose         Number  Percentage      Purpose         Number  Percentage

Cash-out                                Cash-out
refinance       34      10.3%           refinance       96      8.2%

Purchase        285     86.4%           Purchase        1,045   89.8%

Rate/term                               Rate/term
refinance       11      3.3%            refinance       23      2.0%

Home                                    Home
Improvement     0       0.0%            Improvement     0       0.0%

Other           0       0.0%            Other           0       0.0%

Total           330     100%            Total           1,164   100%

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Mortgage Term Distribution by Status
Mortgage Data Through: August 31, 2006

Mortgage Term   Delinquency     Percentage
0               Current         0
180             Current         0.618
180             Delinquent      0.636
180             Paid Off        0.64
240             Paid Off        0.004
240             Delinquent      0.003
240             Current         0.005
360             Current         0.377
360             Delinquent      0.355
360             Paid Off        0.359

# of Loans      Other   120     180     240     360
13,391          1       0       8,302   63      5025

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Delinquent Balance Over Time
Mortgage Data Through: August 31, 2006
AsOfDate        30 Days         60 Days         90 Days Foreclosure     REO
5/31/2006       719966.96       0               145930.05       0       0
6/30/2006       6510062.19      534310.13               0       0       0
7/31/2006       9083260.77      4576641.56      444812.14       0       0
8/31/2006       11294224.63     6540820.46      4462409.27      0       0

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Delinquent Count Over Time
Mortgage Data Through: August 31, 2006
AsOfDate        30 Days 60 Days 90 Days Foreclosure     REO
5/31/2006       10      0       1       0               0
6/30/2006       102     6       0       0               0
7/31/2006       130     65      4       0               0
8/31/2006       179     91      62      0               0

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Conditional Prepayment Rates
Mortgage Data Through: August 31, 2006

Date        Distribution Date   CPR     3-Month MA  6-Month MA  12-Month MA
8/31/2006       9/25/2006       32.31%  32.06%
7/31/2006       8/25/2006       33.40%
6/30/2006       7/25/2006       30.44%
5/31/2006       6/25/2006       18.10%

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.